Other Non-Current Assets - Summary of Other Non-Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepayment to acquire a building	[1]	¥ 404,725		¥ 404,725
Employee loans	[2]	28,902		32,385
Rental deposits	[3]	9,735		9,326
Others		1,266		1,203
Total		¥ 444,628	$ 68,142	¥ 447,639

[1]	The amount represented the prepayment for a building (Building D) in Wuhan and the building was not ready for intended use as of December 31, 2020. RMB200,000 of the prepayment was made through a mortgage loan provided by a PRC bank in November 2018 (Note 13).
[2]	In 2019, the Group approved an employee benefit program under which eligible employees can apply for loans from the Group at prevailing interest rates. Upon maturity, the loans can be repaid by cash or the Company's ordinary shares held by those employees based on prevailing market price at the settlement date.
[3]	The amount represented office and enrollment centers’ rental deposits under the lease contracts, which are not refundable within one year.